Note 7 - Investment in Associate (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of effect of change of investment entity status on financial statements [text block]
Balance at November 30, 2022	$-
Investment in NevGold - July 13, 2023	6,335
Share of loss in NevGold	(147)
Share of OCI in NevGold	78
Gain on dilution of ownership interest in NevGold	31
Balance at November 30, 2023	$6,297
Addition pursuant to Option Agreement - January 18, 2024	2,260
Share of loss in NevGold	(1,767)
Share of OCI in NevGold	131
Gain on dilution of ownership interest in NevGold	309
Balance at November 30, 2024	$7,230